Leases, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Leases, Commitments and Contingencies
Schedule of components of lease expense

December 31, 2020
Operating lease cost	$14,968
Short term lease cost	2,538
Variable lease cost	3,652
Sublease income	(1,382)
Total lease cost	$19,776

Schedule of other information related to leases

December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$11,586
Right-of-use assets obtained in exchange for new operating lease liabilities	$42,673
Weighted-average remaining lease term (in years):
Operating leases	6.7
Weighted-average discount rate:
Operating leases	6.5%

Schedule of maturity of lease liabilities

December 31, 2020
2021	$17,288
2022	16,352
2023	15,143
2024	12,502
2025	11,257
Thereafter	28,272
Total undiscounted future cash flows	100,814
Less: Imputed interest	(19,202)
Present value of undiscounted future cash flows	$81,612

Schedule of future minimum lease payments

Years ending December 31,
2020	$10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$66,028

Schedule of obligated to make future minimum payments under the non-cancelable

Years ending December 31,
2021	$146,748
2022	135,355
2023	117,331
2024	106,076
2025	100,700
Thereafter	309,900
Total	$916,110

* The above commitments include $437.0 million of future expected contractual obligations to a media company as part of a multi-year content integration agreement.